Segmented information (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Less: equity investees' revenue	$ (223,761)	$ (777,231)	$ (470,101)
Total consolidated revenues	87,696	164,032	155,626
Less: equity investees’ operating income	(47,711)	(38,035)	(45,133)
Net consolidated operating loss excluding depreciation and amortization, losses on impairments, write-downs and disposals, foreign exchange (gain) loss, bank charges and other:	(54,011)	(150,972)	(94,981)
Depreciation and amortization	6,200	16,288	11,395
Losses on impairments, write-downs and disposals	6,200	57,811	11,395
Net consolidated operating loss before foreign exchange (gain) loss, bank charges and other	(60,211)	(208,783)	(106,376)
Foreign exchange (gain) loss, bank charges and other	(1,136)	(14,573)	1,922
Loss before undernoted	(59,075)	(194,210)	(108,298)
Income from investment accounted for by the equity method	14,458	13,444	16,190
Loss before income taxes	(46,954)	(184,537)	(97,036)
Applied Technologies [Member]
Total segment revenues	55,064	93,216	91,675
Net segment operating loss	974	6,635	9,820
Depreciation and amortization	5,013	7,838	7,905
Losses on impairments, write-downs and disposals	0	31,564	0
On-Road Systems [Member]
Total segment revenues	20,816	55,090	37,558
Net segment operating loss	(27,431)	(59,843)	(40,937)
Depreciation and amortization	94	3,186	1,028
Losses on impairments, write-downs and disposals	0	9,959	0
Off-Road Systems [Member]
Total segment revenues	1,635	3,309	3,149
Net segment operating loss	(4,401)	(14,218)	(13,653)
Depreciation and amortization	0	450	83
Cummins Westport Inc [Member]
Total segment revenues	138,844	310,651	198,015
Net segment operating loss	42,832	23,539	35,368
Segments Reportable [Member]
Total segment revenues	311,457	941,263	625,727
Net segment operating loss	(6,300)	(112,937)	(49,848)
Interest on long-term debt and other income (expenses), net	(2,337)	(3,771)	(4,928)
Income from investment accounted for by the equity method	14,458	13,444	16,190
Corporate And Technology Investments [Member]
Total segment revenues	10,181	12,417	23,244
Net segment operating loss	(23,153)	(83,546)	(50,211)
Depreciation and amortization	1,093	4,814	2,379
Weichai Westport Inc [Member]
Total segment revenues	84,917	466,580	272,086
Net segment operating loss	$ 4,879	$ 14,496	$ 9,765